                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:         March 31, 2003
                                                 ------------------------------

Check here if Amendment                    [ ]    Amendment Number: __________
This Amendment (Check only one.):          [ ]    is a restatement
                                           [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------------
           New York, NY 10019
           --------------------------------------

Form 13F File Number:      28-06341
                              ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           -------------------------------------------
Title:     Chief Financial Officer
           -------------------------------------------
Phone:     212-457-8010
           -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow               New York, NY               May 13, 2003
-------------------------     --------------------     -----------------------
     (Signature)                  (City, State)                 (Date)

Report Type ( Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                          ----------------------
Form 13F Information Table Entry Total:           9
                                          ----------------------
Form 13F Information Table Value Total:         19,508          (thousands)
                                          ----------------------



PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-----------------------  ------------- ---------  --------- ------------------------- ----------  -------- -----------------------
                                                                                                               VOTING AUTHORITY
                           TITLE OF                 VALUE    SHRS OR                  INVESTMENT   OTHER   -----------------------
   NAME OF ISSUER           CLASS        CUSIP      (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
-----------------------  ------------- ---------  --------- --------- ------ -------- ----------  -------- ---------  ------  ----
ALLMERICA FINANCIAL
 CORP                    COMMON STOCK  019754100    11,224   800,000    SH              DEFINED       1      800,000     0     0
AMN HEALTHCARE
 SERVICES INC            COMMON STOCK  001744101        26     2,400    SH              DEFINED       1        2,400     0     0
CHICAGO MERCANTILE
 HLDGS INC                   CL A      167760107       482    10,000    SH              DEFINED       1       10,000     0     0
CHUBB CORP                CORP UNIT %  171232309      3133   146,410    SH              DEFINED       1      146,410     0     0
G & K SVCS INC               CL A      361268105      3240   135,000    SH              DEFINED       1      135,000     0     0
HARLEY DAVIDSON INC      COMMON STOCK  412822958       150     1,000    SH      PUT     DEFINED       1        1,000     0     0
LABRANCHE & CO INC       COMMON STOCK  505447902         6       120    SH     CALL     DEFINED       1          120     0     0
LABRANCHE & CO INC       COMMON STOCK  505447952       212     2,250    SH      PUT     DEFINED       1        2,250     0     0
SEARS ROEBUCK & CO       COMMON STOCK  812387908      1035     2,250    SH     CALL     DEFINED       1        2,250     0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.